Summary of arm’s length transactions with related parties (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Loan taken		$ 29,025	₨ 2,479,568	₨ 8,716,246	₨ 3,825,988
Loan repaid		$ 28,416	2,427,619	9,400,045	3,087,688
Bank charges			26,044	25,120	78,091
Trade receivable				530
Loan	[1]		1,027,588	622,178
Significant influence group companies [member]
IfrsStatementLineItems [Line Items]
Loan taken					821,900
Loan repaid				821,900
Unsecured loan from third party investor				42,712	42,838
Bank charges					47,765
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Recovery of expenses				594	102
Loan given				6,300	1,000
Interest income				460
Trade receivable	[2],[3]			530
Other financial assets	[2]
Loan	[2]			₨ 6,300

[1]	Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings, Packages and freight forwarding services.
[2]	Provision for impairment on loans to joint venture is INR Nil (March 31, 2024: INR Nil). Cumulative provision for impairment on loans to joint venture as on March 31, 2025 is INR Nil (March 31, 2024: INR 73,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2025 is INR Nil (March 31, 2024: INR Nil), refer to note 27.
[3]	Trade receivables includes advance given against the future bookings amounting INR Nil (March 31, 2024: 530). Provision for impairment on trade receivables INR Nil (March 31, 2024: INR Nil). Closing balance of trade receivables (net of allowance) as of March 31, 2025 is INR Nil (March 31, 2024: INR 530), refer to note 26.